Provisions for Legal Proceedings	12 Months Ended
Dec. 31, 2024
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The preparation of these consolidated financial statements requires Management to make estimates and assumptions regarding civil, labor and tax matters which affect the valuation of assets and liabilities at the reporting date, as well as the revenues and expenses during the reported period. Due to the uncertain nature of tax legislation, as well as litigation, the assessment of potential liabilities requires significant judgment from the Management and the outcome may differ when liabilities are actually realized.

The Group is subject to lawsuits, investigations and other claims related to employment, environmental, product, taxes and other matters. Management is required to assess the likelihood of any adverse judgments or outcomes, as well as the amount of estimated losses, for these matters.

Provisions are recognized as liabilities and administrative expenses, when losses are considered probable (i.e. more likely than not that an outflow of resources embodying economic benefits will be required to settle the obligation) and the amount can be reliably measured.

Where it is not probable that a present obligation exists, the Group discloses a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no provision or disclosure is made.

Additions, reversals and changes in the estimates of the provisions are presented as operating expenses, mainly within the General and administrative expenses line in the statements of income. Indexations are presented under the Finance expenses line in the statements of income. Exchange rate variations are presented as part of the foreign currency translation adjustments in the Statements of other comprehensive income.

The Company is engaged in several judicial and administrative proceedings, mainly in Brazil. The assessment of the likelihood of losses in these cases considers the available evidence, the hierarchy of laws, case law, the most recent court decisions and their relevance, as well as the opinions of internal lawyers. Provisions are adjusted for inflation and recorded under Net financial income (expenses). The average time to conclude the lawsuits are: labor approximately 2.5 year; civil approximately 4 years and tax and social security: between 5 to 10 years.

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follows:

Breakdown:

	December 31, 2024	December 31, 2023
Current liabilities	280,804	197,440
Non-current liabilities	216,659	315,953
	497,463	513,393

	December 31, 2024				December 31, 2023
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	87,075	59,796	68,516	215,387	107,940	73,502	133,006	314,448
USA	—	280,804	—	280,804	—	197,439	—	197,439
Others jurisdictions	52	44	1,176	1,272	64	48	1,394	1,506
Total	87,127	340,644	69,692	497,463	108,004	270,989	134,400	513,393

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	107,940	65,901	(69,751)	6,913	(23,928)	87,075
Other jurisdictions	64	5	(4)	—	(13)	52
Total	108,004	65,906	(69,755)	6,913	(23,941)	87,127

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	96,512	47,500	(61,130)	18,618	(2,313)	99,187
Other jurisdictions	39	271	(269)	(8,996)	9,038	83
Total	96,551	47,771	(61,399)	9,622	6,725	99,270

Labor legal proceedings (probable loss):

Brazil

As of December 31, 2024, the total amount of the provision classified as probable is US$87,075 (US$107,940 as of December 31, 2023). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as probable. There is a large quantity of individually low value lawsuits filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time.

19.2 - Civil - Changes in provisions:

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	73,502	15,941	(19,414)	6,551	(16,784)	59,796
USA	197,439	259,515	(176,150)	—	—	280,804
Other jurisdictions	48	6	(4)	—	(6)	44
Total	270,989	275,462	(195,568)	6,551	(16,790)	340,644

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	41,291	5,377	(5,231)	4,325	2,777	48,539
USA	239,838	101,446	(167,045)	—	—	174,239
Other jurisdictions	6	8	(23)	4	27	22
Total	281,135	106,831	(172,299)	4,329	2,804	222,800

Civil legal proceedings (probable loss):

Brazil

As of December 31, 2024, the total amount of the provision classified as probable is US$59,796 (US$73,502 as of December 31, 2023). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as probable. There is a large quantity of individually low value lawsuits mainly related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pigs integration, cancellation of industry or trade mark complaints and consumer contracts - product quality.

United States

As of December 31, 2024, the total amount of the provision classified as probable is US$280,804 (US$197,439 as of December 31, 2023). The main lawsuits are described below:

Broiler antitrust Litigation

Between September 2, 2016 and October 13, 2016, a series of federal class action lawsuits were filed with the U.S.District Court for the Northern District of Illinois (the “Illinois Court”) against PPC and other defendants by and on behalf of direct and indirect purchasers of broiler chickens alleging violations of antitrust and unfair competition laws and styled as In re Broiler Chicken Antitrust Litigation, Case No. 1:16-cv-08637 (the “Broiler Antitrust Litigation”). The complaints seek, among other relief, treble damages for an alleged conspiracy among defendants to reduce output and increase prices of broiler chickens from the period of January 2008 to the present. PPC has entered into agreements to settle all claims made by the three certified classes for an aggregate total of US$195.5 million, each of which has received final approval from the Illinois Court and paid in 2021. PPC continues to defend itself against the direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Broiler Opt Outs”). PPC will seek reasonable settlements where they are available. To date, the group has recognized an expense of US$582.5 million, including a US$45.0 million incremental increase in the year ended December 31, 2024, to cover settlements with various Broiler Opt Outs and paid an aggregate total of US$512.2 million to Broiler Opt Outs, of which US$13.6 million was paid in 2024. As of December 31, 2024 the Group has a provision of US$70.3 million (US$ 38,9 million as of December 31, 2023) for these settlements. These settlement expenses were recognized within general and administrative expense in the consolidated statement of income.

On January 27, 2017, a purported class action on behalf of broiler chicken farmers was brought against PPC and other chicken producers in the U.S. District Court for the Eastern District of Oklahoma alleging, among other things, a conspiracy to reduce competition for grower services and depress the price paid to growers. The complaint was consolidated with several subsequently filed consolidated amended class action complaints and styled as In re Broiler Chicken Grower Litigation, Case No. CIV-17-033. On June 24, 2024, a settlement agreement was reached in the amount of US$100.0 million. The settlement was paid on October 28, 2024. A US$71.0 million incremental increase in settlement amount was recognized in the year ended December 31,2024. These settlement expenses were recognized within general and administrative expense in the consolidated statement of profit or loss. On January 7, 2025, the Court granted final approval of the group settlement and dismissed the case.

Pork Antitrust Litigation

Between June 28, 2018 and July 23, 2018, a series of purported class action lawsuits were filed against JBS USA, a number of other pork producers, and Agri Stats, Inc. in the U.S. District Court for the District of Minnesota (the “Minnesota Court”) on behalf of direct and indirect purchasers of pork alleging violations of federal and state antitrust, unfair competition, unjust enrichment, deceptive trade practice, and consumer protection laws, which were consolidated and styled as In re Pork Antitrust Litigation, Case No. 0:18- cv-01776 (the “Pork Antitrust Litigation”). JBS USA has entered into agreements to settle all claims made by the three certified classes, for an aggregate total of US$57.3 million, each of which has received final approval from the Minnesota Court and was paid in 2021. JBS USA continues to defend itself against the direct action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Pork Opt Outs”). JBS USA will seek reasonable settlements where they are available. To date, the Group has recognized expense of US$83.7 million to cover negotiated settlements with various Pork Opt Outs and paid an aggregate total of US$59.5 million to pork Opt Outs and as of December 31, 2024 JBS USA has a provision of US$24.2 million (US$ 36,7 million as of December 31, 2023) for these settlements. During 2024, the Group recognized expense of US$3.5 million for negotiated settlements with various Pork Opt Outs and paid US$16.0 million to Pork Opt Outs. The Group recognized these settlement expenses within general and administrative expenses in the consolidated statement of income.

Beef Antitrust Litigation

Between April 23, 2019 and June 18, 2020, a series of purported class action lawsuits were filed against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS S.A., and certain other beef processors in the Minnesota Court, each alleging, among other things, violations of the Sherman Antitrust Act, which were coordinated in the Minnesota Court for pre-trial purposes and styled as In re Cattle and Beef Antitrust Litigation, Case No. 0:20- cv-1319 (the “US Beef Antitrust Litigation”).In the US Beef Antitrust Litigation.To date, JBS USA has settled with three of the purported classes, for an aggregate expenses of US$161.0 million, of which US$83.5 million remains unpaid as of December 31, 2024 (zero as of December 31, 2023). JBS Food Company’s settlements with the putative Direct Purchaser Plaintiff class and the Commercial Indirect Purchaser Plaintiff class have received final approval from the Minnesota Court. JBS USA Food Company’s settlement with the putative cattle class is subject to court approval. During 2024, the Group recognized these expenses in the amount of US$83.5 million (US$53 million in 2023) within general and administrative expenses in the consolidated statement of income.

The Group continues to defend itself against the remaining classes and the direct-action plaintiffs (those parties that have opted out of the class settlements (collectively, the “Beef Opt Outs”)) in the US Beef Antitrust Litigation, but will continue to seek reasonable settlements in the US Beef Antitrust Litigation where available. During 2024, the Group expensed US$1.7 million (zero in 2023) for negotiated settlements with various Beef Opt Outs and paid all claims made by the plaintiffs in the amount of US$23.1 million to Beef Opt Outs. These expenses are recognized within general and administrative expenses in the consolidated statement of income.

Between February 18, 2022 and March 24, 2022, two purported class action lawsuits were filed in Canada against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS Food Canada ULC (“JBS Canada”), and a number of other beef processors alleging similar claims to those in the Beef Antitrust Litigation (the “Canadian Beef Antitrust Litigation”). In the Canadian Beef Antitrust Litigation, JBS Food Canada has entered into an agreement to settle all claims made by the plaintiffs for US$5.5 million, which was paid in 2024, though the agreement is still subject to final approval by the court. During 2024, the Group recognized these expenses in the amount of US$5.5 million (zero in 2023) within general and administrative expenses in the consolidated statement of income.

US Litigation

On October 20, 2016, Patrick Hogan, acting on behalf of himself and a putative class of certain PPC stockholders, filed a class action complaint in the Colorado Court against PPC and its named executive officers styled as Hogan v. Pilgrim’s Pride Corporation, et al., No. 16-CV-02611. The complaint alleges, among other things, that PPC’s Securities and Exchange Commission (“SEC”) filings contained statements that were rendered materially false and misleading. On December 6, 2024,the Group entered into a settlement agreement in principal with the putative class in the amount of US$41.5 million (zero as of December 31, 2023), which is subject to court approval. No amount was paid and as of December 31, 2024 PPC has a provision of US$41.5 million (zero as of December 31, 2023) for these settlements. The Group recognized these settlement expenses within the 2024 general and administrative expenses in the consolidated statement of income.

Poultry Workers Class Action

Between August 30, 2019 and October 16, 2019, a series of purported class action lawsuits were filed in the US District Court for the District of Maryland (the “Maryland Court”) against PPC and a number of other chicken producers, as well as Webber, Meng, Sahl & Company and Agri Stats, styled as Jien, et al. v. Perdue Farms, Inc., et al., No. 19- cv-02521. The plaintiffs are a putative class of poultry processing plant production and maintenance workers (the “Poultry Workers Class”) and allege that the defendants conspired to fix and depress the compensation paid to Poultry Workers Class in violation of the Sherman Antitrust Act. The Group entered into an agreement to settle all claims made by the Poultry Workers Class for US$29.0 million and expensed and paid the plaintiffs this amount during 2021, though the agreement is still subject to final approval by the Maryland Court. PPC recognizes these settlement expenses within general and administrative expense in the consolidated statement of income.

Colorado Court Compensation Class Action

On November 11, 2022, a purported class action lawsuit was filed against JBS USA and a number of other meatpackers as well as Webber, Meng, Sahl & Company and Agri Stats, Inc. in the U.S. District Court for the District of Colorado (the “Colorado Court”). The plaintiffs allege that the defendants conspired to fix and depress the compensation paid to pork and beef plant workers in violation of the Sherman Act and seek damages from January 1, 2014 to the present. In 2023 JBS Food Company agreed to settle all claims made by the purported class for $55.0 million, which has been preliminarily approved by the Colorado Court. The Group recognized these settlement expenses within general and administrative expense in the consolidated statement of income in 2023, which remains unpaid as of December 31, 2024.

U.S. State Matters

On September 1, 2020, February 22, 2021, and October 28, 2021, the Attorneys General in New Mexico (State of New Mexico v. Koch Foods, et al., D-101-CV-2020-01891), Alaska (State of Alaska v. Agri Stats, Inc., et al., 3AN-21-04632), and Washington (State of Washington v. Tyson Foods Inc., et al., 21-2-14174-5), respectively, filed complaints against PPC and others based on allegations similar to those asserted in the Broiler Antitrust Litigation. On March 9, 2023, the Group entered into an agreement to settle all claims made by the State of Washington for $11.0 million. The State of Washington claim was paid in the second quarter of 2023. On June 24, 2024, the Group entered into an agreement to settle with the Attorney General in New Mexico for $5.2 million, and this amount was paid on September 18, 2024. On July 3, 2024, the Group entered into an agreement to settle with the Attorney General in Alaska for $1.25 million, and this amount was paid on July 10, 2024. These amounts were fully paid in the corresponding years and there is no provision recognized as of December 31, 2024.

On June 29, 2021 and October 25, 2021, the Attorneys General of New Mexico and Alaska, respectively, filed complaints against JBS USA based on allegations similar to those asserted in the Pork Antitrust Litigation. On October 16, 2024, JBS USA entered into a settlement with the Attorney General of Alaska for $0.8 million. This settlement was recognized within general and administrative expense in the consolidated statement of income and remains unpaid as of December 31, 2024.

19.3 - Tax and Social Security - Changes in provision:

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	133,006	(39,353)	(5,491)	5,631	(25,277)	68,516
Other jurisdictions	1,394	270	—	(218)	(270)	1,176
Total	134,400	(39,083)	(5,491)	5,413	(25,547)	69,692

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	99,621	(9,671)	(3,018)	10,501	6,693	104,126
Other jurisdictions	758	288	—	39	209	1,294
Total	100,379	(9,383)	(3,018)	10,540	6,902	105,420

Tax and social security legal proceedings (probable loss):

a) Brazil

As of December 31, 2024, the total amount of the provision classified as probable is US$68,613 (US$133,006 as of December 31, 2023), that none of which are individually material. Most of these lawsuits were filed by issues involving Brazilian taxes such as ICMS (Value-added tax on sales and services), PIS/ COFINS (Social contribution on billings) and CSLL (Social Contribution on net income).

Disclosure - possible loss contingent liabilities

Considering management’s assessment, supported by the opinion of legal advisors, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2024	December 31, 2023
Labor	211,591	267,044
Civil	334,851	405,148
Tax	5,773,162	5,346,009
Total	6,319,604	6,018,201

Labor:

As of December 31, 2024, the amount of US$334,851 (US$267,044 as of December 31, 2023) refers to claims for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits were filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time. There is no individually significant claim in the total amount of possible losses.

Civil:

As of December 31, 2024, the amount of US$211,591 (US$405,148 as of December 31, 2023) refers to civil legal proceedings for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits are related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pork integration, cancellation of industry or trade mark complaints and consumer contracts - product quality. Except for the processes described below, there are no individually relevant processes.

a) United States

US Federal Matters

On December 23, 2020 and October 29, 2021, the Group received civil investigative demands (“CIDs”) from the U.S. Department of Justice (“DOJ”) related to the fed cattle and beef packing industry. The Group cooperated with the DOJ in producing documents and information pursuant to the CIDs. The Attorneys General for multiple states participated in the investigation and coordinated with the DOJ. No loss related to this matter can be reasonably estimated.

On February 9, 2022, PPC learned that the DOJ opened a civil investigation into human resources antitrust matters, and on October 6, 2022, PPC learned that the DOJ opened a civil investigation into grower contracts and payment practices and on October 2, 2023, received a CID requesting information from PPC. PPC is cooperating with the DOJ in its investigations and CID. The DOJ has informed PPC that it is likely to file a civil complaint pursuant to at least one of these investigations. No loss related to this matter can be reasonably estimated.

U.S. State Matters

From February 21, 2017 through May 4, 2021, the Attorneys General for multiple U.S. states have issued civil investigative demands (“CIDs”). The CIDs request, among other things, data and information related to the acquisition and processing of broiler chickens and the sale of chicken products. The group is cooperating with the Attorneys General in these states in producing documents pursuant to the CIDs.

On February 28, 2024, the Attorney General of the State of New York filed a civil complaint against our subsidiaries, JBS Food Company and JBS USA Food Company Holdings, in the Supreme Court of the State of New York, County of New York, alleging that consumers in New York were misled by statements in which JBS Food Company expressed its goal of reducing greenhouse gas emissions and striving to achieve Net Zero by 2040. The complaint seeks an injunction, disgorgement of profits, civil penalties, attorney’s fees and other relief. On January 10, 2025, the New York Court granted the Company’s Motion to Dismiss and dismissed the Attorney General’s claims against the Company without prejudice.

Tax:

As of December 31, 2024, the amount of US$5.77 billion (US$5.35 billion as of December 31, 2023) relates to tax and social security proceedings for which losses are possible (i.e. not more likely than not), but more than remote. These ongoing proceedings refers to disallowed credit of PIS/COFINS (Social contribution on billings), ICMS (Value-added tax on sales and services) and IPI (tax on industrialized products) credits, fines for alleged non-compliance with ancillary obligations, assessments resulting from alleged non-compliance with requirements for deducting state and federal tax benefits. Most of these lawsuits are not individually significant, except the lawsuits described below:

b) Brazil

Profits earned by foreign subsidiaries

Between the calendar years 2006 and 2018, the Company received tax assessments related to the taxation of profits earned abroad, which were allegedly required to be included in the calculation base for Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL). These assessments also included the disallowance of tax payment slips from foreign subsidiaries, based on the argument that they could not have been used to offset IRPJ and CSLL due in Brazil. Additionally, the assessments imposed fines, penalties, and interest charges.

The Company clarifies that a significant portion of the IRPJ and CSLL assessments on foreign profits relates to earnings from subsidiaries located in jurisdictions with which Brazil has tax treaties to avoid double taxation. Moreover, a relevant portion of the assessments concerns formal requirements imposed by tax authorities for consolidating the results of its direct or indirect subsidiaries abroad. The Company disagrees with the criteria applied by the tax authorities and has presented its defense. For nearly all of the amounts assessed, the Company is defending itself in administrative proceedings and awaiting judgment.

As of December 31, 2024, Management considers that, for approximately US$122,128 (US$144,575 as of December 31, 2023), the likelihood of loss is remote, while for approximately US$3,32 billion (US$2,33 billion as of December 31, 2023), the likelihood of loss is possible.

In accordance with IFRIC/23, management has evaluated relevant tax rulings, identifying any discrepancies concerning the Company’s tax positions. Based on this analysis, as well as legal opinions and applicable case law, the Company recognized a provision of US$759 million related to differing interpretations regarding the taxation of profits from foreign subsidiaries in countries with international treaties. This provision was recorded by reducing the taxes recoverable line item, reflecting the potential future realization of these amounts.

Tax entries arising from the plea agreement

The Company received infraction notices relating to the period from 2013 to 2016, primarily intended to collect withholding income tax on payments associated with transactions that were subsequently included in a plea agreement. The tax assessment is based on the alleged absence of a valid basis for the payment or the failure to properly identify its beneficiary. No provision was recorded in this case, as both the beneficiary’s identification and the rationale for the payment were duly provided to the tax authorities and documented in the plea agreement, which is further corroborated by an independent technical report. The potential loss is estimated at US$ 151 million.

Disallowance of PIS and COFINS Tax Credits

The Company is a defendant in legal proceedings disputing its right to claim PIS and COFINS tax credits under the non-cumulative regime. The controversy involves several complex issues, including proving that the expenses are essential and relevant to the Company’s core economic activities, interpreting tax regulations across various sectors in which the Company operates, and providing documentary evidence of the actual incurrence of the expenses that support the credit claim. The decision not to record a provision is based on the fact that the claimed credits are well-supported by thorough documentation, a point further reinforced by independent technical reports. The potential loss in this matter is estimated at US$ 302 million.

c) Australia

Australia tax matters

During 2017, the Australian Tax Office (“ATO”) opened a review of JBS Australia Pty. Ltd. for income tax years 2015 through 2017 in connection with a corporate reorganization. On September 30, 2020, the ATO issued a tax assessment for income tax year 2015 for an immaterial amount while it continues to investigate tax years 2016 and 2017. No loss related to this matter can be reasonably estimated.

d) Mexico

Mexico tax matters

On May 12, 2022, the SAT issued tax assessments against Pilgrim’s Pride, S. de R.L. de C.V. and Provemex Holdings, LLC in connection with PPC’s acquisition of Tyson de México. The Mexican subsidiaries of PPC filed a petition to nullify these assessments. The District Court issued a judgement on January 20, 2025, in which the court now claims that the seller owed tax due to the indirect transfer of Mexican assets in connection with the sale, and that PPC or its subsidiaries should have withheld such taxes, but also noted that only one of the assessments will proceed. PPC will appeal and will continue to defend this matter. The amount under appeal for the remaining assessment is approximately $269.5 million. No expense has been recorded for this amount at this time, and PPC have submitted an indemnification claim notice pursuant to the definitive agreement to acquire Tyson de Mexico. There can be no assurances as to whether the indemnification claim will be successful or in what amounts.

e) United Kingdom

UK tax matters

In 2019 and 2020, the UK Revenue & Customs Authority (HMRC) opened reviews of the 2017 and 2018 tax returns of Onix Investments UK Ltd in which HMRC evaluated the deductibility of certain interest related expenses incurred by Onix Investments UK Ltd (the “Deductions”). The Deductions total $7.9 million for tax year 2017 and $32.1 million for tax year 2018. On April 12, 2024, HMRC concluded that the Deductions should be disallowed and Onix Investments UK Ltd appealed. On October 8, 2024, HMRC issued a Review Conclusion Letter affirming the prior decision to disallow the Deductions. Onix Investments UK Ltd has timely filed a Grounds of Appeal and will continue to defend this matter. No loss related to this matter can be reasonably estimated.